Debt and Convertible Preferred Stock Warrants - Schedule of the Company's Outstanding Debt, Net of Debt Discounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Line of Credit	$ 5,900	$ 5,900
Total debt	66,754	66,933	$ 31,700
Less: debt, current	(16,720)	(10,750)	(1,918)
Total debt, noncurrent	50,034	56,183	29,782
Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt Instrument [Line Items]
Other Long-term Debt		0	2,586
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	5,947	5,947	5,947
SVB And Hercules Capital Inc [Member] | Mezanine Loan And Equity Security [Member]
Debt Instrument [Line Items]
Other Long-term Debt	59,331	59,237	0
Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Triple Point Loan Facility [Member]
Debt Instrument [Line Items]
Other Long-term Debt		0	19,933
Atel [Member] | Atel Loan Facility Tranche One [Member]
Debt Instrument [Line Items]
Other Long-term Debt		0	358
Atel [Member] | Atel Loan Facility Tranche Two [Member]
Debt Instrument [Line Items]
Other Long-term Debt		0	165
Atel [Member] | Atel Loan Facility Tranche Three [Member]
Debt Instrument [Line Items]
Other Long-term Debt	1,255	1,489	2,315
Atel [Member] | Atel Loan Facility Tranche Four [Member]
Debt Instrument [Line Items]
Other Long-term Debt	$ 221	$ 260	$ 396